Investment in subsidiaries (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of investments in subsidiaries

The principal operating undertakings in which the Group’s interest at June 30, 2025 is 20% or more are as follows:

Subsidiary Undertakings	Percentage of shares held	Registered address
VivoPower International Services Limited	100%	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA, LLC	100%
VivoPower US-NC-31, LLC	100%
VivoPower US-NC-47, LLC	100%	251 Little Falls Drive, Wilmington, DE,
VivoPower (USA) Development, LLC	100%	USA 19808
Caret, LLC (formerly Innovative Solar Ventures I, LLC)	100%
Caret Decimal, LLC	100%
VIWR AU Pty Ltd (formerly VivoPower Pty Ltd)	100%
Aevitas O Holdings Pty Ltd	100%
Aevitas Group Limited	100%
Aevitas Holdings Pty Ltd	100%
Electrical Engineering Group Pty Limited	100%
Kenshaw Solar Pty Ltd (formerly J.A. Martin Electrical Pty Limited)	100%	Level 11, 110 Mary Street, Brisbane City, QLD, 4000 Australia
KESW EL Pty Ltd (formerly Kenshaw Electrical Pty Limited)	100%
Tembo Technologies Pty Ltd (formerly Tembo EV Australia Pty Ltd)	100%
Tembo EV Pty Ltd	100%
TemboDrive Pty Ltd	100%
VivoPower Philippines Inc.	64%	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street,
VivoPower RE Solutions Inc.	64%	E-Square Zone, Crescent Park West, Bonifacio Global City,
V.V.P. Holdings Inc.*	40%	Taguig, Metro Manila
Tembo e-LV B.V.	100%
Tembo 4x4 e-LV B.V.	100%	De Donge 5, 5684 PX Best, the Netherlands
FD 4x4 Centre B.V.	100%
Tembo Group B.V (Formerly Tembo EUV Solutions B.V)	100%
Tembo EUV Solutions FZCO	100%	DSO-IFZA, IFZA Properties, Dubai Silicon Oasis, Dubai, United Arab Emirates
Tembo EUV Investment Corporation Ltd	100%	WB Corporate Services (Cayman) Ltd., of P.O. Box 2775, 71 Fort Street, 3rd Floor, Grand Cayman, KY1-1111, Cayman Islands

*	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.